Financial instruments and financial risk management (Details 1) - CAD ($)	Jun. 30, 2019	Dec. 31, 2018
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	$ 19,831,106	$ 17,771,949
Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	19,940,435	18,102,872
Trade receivables
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	69,778	51,164
Trade payables
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	(80,826)	(382,087)
Customer deposits
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	$ (98,281)	$ 0